SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	10,516,645	140,678	5,829,895	140,678
Warrants to purchase common stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	5,639,167		4,771,417
Options to purchase common stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	1,499,000
Restricted stock purchase offers [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	3,378,478		383,478
Convertible debt [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities		140,678		140,678